REX Drone ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 14.5%
Aerodrome Group Ltd. (a)	1,062,667	$873,019
AIRO Group Holdings, Inc. (a)	208,370	1,584,654
BAE Systems PLC	17,821	517,014
Cohort PLC	25,521	408,568
Dassault Aviation SA	1,104	406,034
DroneShield Ltd. (a)	2,098,212	5,475,208
Leonardo SpA	6,115	408,935
Rheinmetall AG	282	469,350
Saab AB	6,012	389,640
Thales SA	1,475	428,445
		10,960,867

Aircraft Engine and Engine Parts Manufacturing - 3.2%
Honeywell International, Inc.	3,848	869,763
RTX Corp.	8,134	1,569,049
		2,438,812

Aircraft Manufacturing - 13.9%
AeroVironment, Inc. (a)	48,151	8,814,040
Boeing Co. (a)	4,756	946,587
Embraer SA - ADR	7,096	421,077
Textron, Inc.	4,530	396,647
		10,578,351

Commercial Support Services - 6.9%
Elsight Ltd. (a)	874,366	3,257,755
Terra Drone Corp. (a)	83,000	1,979,917
		5,237,672

Electrical Apparatus and Equipment, Wiring Supplies, and Related Equipment Merchant Wholesalers - 0.5%
Amprius Technologies, Inc. (a)	23,094	389,365

Guided Missile and Space Vehicle Manufacturing - 1.1%
Lockheed Martin Corp.	1,392	841,311

Machinery - 2.4%
Liberaware Co. Ltd. (a)	203,600	1,841,602

Manufacturing - 3.7%
Unusual Machines, Inc. (a)	225,926	2,801,482

Offices of Other Holding Companies - 4.4%
EHang Holdings Ltd. - ADR (a)	344,713	3,347,163

Other Aircraft Parts and Auxiliary Equipment Manufacturing - 0.6%
TransDigm Group, Inc.	353	409,113

Other Aluminum Rolling, Drawing, and Extruding - 0.7%
Howmet Aerospace, Inc.	2,405	554,256

Other Electronic Component Manufacturing - 0.5%
Teledyne Technologies, Inc. (a)	656	396,887

Printed Circuit Assembly (Electronic Assembly) Manufacturing - 0.5%
Mercury Systems, Inc. (a)	5,509	401,661

Radio and Television Broadcasting and Wireless Communications Equipment Manufacturing - 11.0%
Kratos Defense & Security Solutions, Inc. (a)	5,299	373,633
Ondas, Inc. (a)	884,908	7,999,568
		8,373,201

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 3.6%
Draganfly, Inc. (a)	280,163	1,375,601
Elbit Systems Ltd.	459	389,732
L3Harris Technologies, Inc.	1,168	403,135
Northrop Grumman Corp.	858	585,362
		2,753,830

Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 0.5%
Axon Enterprise, Inc. (a)	898	381,372

Software Publishers - 9.1%
Palantir Technologies, Inc. - Class A (a)	13,256	1,939,088
Red Cat Holdings, Inc. (a)	255,574	3,345,463
ZenaTech, Inc. (a)	706,544	1,617,986
		6,902,537

Technology Hardware - 15.5%
ACSL Ltd. (a)	194,800	1,681,189
Next Vision Stabilized Systems Ltd.	86,219	8,328,359
Parrot SA (a)	154,414	1,722,235
		11,731,783

Transportation & Logistics - 4.3%
Volatus Aerospace, Inc. (a)	6,414,716	3,263,551

Turbine and Turbine Generator Set Units Manufacturing - 2.4%
General Electric Co.	6,346	1,800,804
TOTAL COMMON STOCKS (Cost $80,928,013)		75,405,620

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	138,754	138,754
TOTAL MONEY MARKET FUNDS (Cost $138,754)		138,754

TOTAL INVESTMENTS - 99.5% (Cost $81,066,767)		75,544,374
Other Assets in Excess of Liabilities - 0.5%		392,614
TOTAL NET ASSETS - 100.0%		$75,936,988

Percentages are stated as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

REX Drone ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,405,620	$–	$–	$75,405,620
Money Market Funds	138,754	–	–	138,754
Total Investments	$75,544,374	$–	$–	$75,544,374

Refer to the Schedule of Investments for further disaggregation of investment categories.